Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurement
6.	Fair Value Measurement

Our Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting period. Changes in fair value of the Warrants are recorded in the statement of operations each period. Due to the similarity of the features of the Public and Private Warrants, management has concluded that the price of the Public Warrants would be used in the valuation of the Private Placement Warrants. However, since the two types of Warrants are not identical and the Private Warrants are not actively traded, we have classified the Private Placement Warrants as Level 2, while the Public Warrants are classified as Level 1.

The following table represents the Company’s financial liabilities measured at fair value on a recurring basis as of December 31, 2022:

(in thousands)	Level 1	Level 2	Level 3	Total
Warrant Liabilities:
Public Warrants	$15,198	$—	$—	$15,198
Private Placement Warrants	—	14,151	—	14,151
Total Warrant Liabilities as of December 31, 2022	$15,198	$14,151	$—	$29,349